Offerings	Sep. 30, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares (no par value)
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate
number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of Equinox Gold Corp. (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$1,100,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate
number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of Equinox Gold Corp. (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$1,100,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate
number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of Equinox Gold Corp. (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$1,100,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate
number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of Equinox Gold Corp. (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$1,100,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate
number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of Equinox Gold Corp. (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$1,100,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note
(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate
number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of Equinox Gold Corp. (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$1,100,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 960,018,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 146,978.76
Offering Note
(1)
There are being registered under the Registration Statement to which this exhibit pertains (this “Registration Statement”) such indeterminate
number of common shares, debt securities, subscription receipts, share purchase contracts, units and warrants of Equinox Gold Corp. (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$1,100,000,000 (or its equivalent in any other currency used to denominate the securities). See Table 3.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.